Equity (Details 5) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options [Member]
Equity - Stock-based Compensation Plans [Line Items]
Dividend yield	1.65%	2.11%	3.15%
Risk-free rate of return, Minimum	0.29%	0.35%	0.73%
Risk-free rate of return, Maximum	5.51%	5.88%	6.67%
Expected volatility	32.64%	34.41%	44.39%
Exercise multiple	1.69	1.75	1.76
Post-vesting termination rate	3.36%	3.64%	3.70%
Contractual term (years)	10	10	10
Expected life (years)	7	7	6
Weighted average exercise price of stock options granted	$ 45.16	$ 35.06	$ 23.61
Weighted average fair value of stock options granted	$ 14.27	$ 11.29	$ 8.37